Business and Non-Current Asset Disposals - Summary of Business and Non-Current Asset Disposals (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	€ 681	€ 126	€ 256
- cash and cash equivalents	60	11	3
- working capital and provisions	132	29	24
- current tax	(2)
- deferred tax	(2)	2	(1)
- retirement benefit obligations	(6)
Net assets disposed	863	168	282
Reclassification of currency translation effects on disposal	15	9	(44)
Total	878	177	238
Proceeds from disposals (net of disposal costs)	803	233	291
Asset exchange (note 32)	12
Profit on step acquisition (note 32)	39
(Loss)/profit on disposals from continuing operations	(24)	56	53
Profit on disposals from discontinued operations (note 3)	1,563	3	2
Total Group profit on disposals	1,539	59	55
Proceeds from disposals from continuing operations	803	233	291
Less: cash and cash equivalents disposed	(60)	(11)	(3)
Less: deferred proceeds arising on disposal (note 21)	(10)	(3)	(7)
Less: investment and loan to associate in lieu of cash proceeds (i) (note 17)	(85)
Net cash inflow arising on disposal from continuing operations	648	219	281
Net cash inflow arising on disposal from discontinued operations (note 3)	2,361	3	2
Total Group net cash inflow arising on disposal	3,009	222	283
Business Disposal [member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	622	47	147
- cash and cash equivalents	60	11	3
- working capital and provisions	132	29	24
- current tax	(2)
- deferred tax	(2)	2	(1)
- retirement benefit obligations	(6)
Net assets disposed	804	89	173
Reclassification of currency translation effects on disposal	15	9	(44)
Total	819	98	129
Proceeds from disposals (net of disposal costs)	697	99	133
Asset exchange (note 32)	12
Profit on step acquisition (note 32)	39
(Loss)/profit on disposals from continuing operations	(71)	1	4
Profit on disposals from discontinued operations (note 3)	1,563
Total Group profit on disposals	1,492	1	4
Proceeds from disposals from continuing operations	697	99	133
Less: cash and cash equivalents disposed	(60)	(11)	(3)
Less: deferred proceeds arising on disposal (note 21)	(10)	(3)	(7)
Less: investment and loan to associate in lieu of cash proceeds (i) (note 17)	(85)
Net cash inflow arising on disposal from continuing operations	542	85	123
Net cash inflow arising on disposal from discontinued operations (note 3)	2,361
Total Group net cash inflow arising on disposal	2,903	85	123
Disposal of other non-current assets [member]
Assets/(liabilities) disposed of at net carrying amount:
- non-current assets	59	79	109
Net assets disposed	59	79	109
Total	59	79	109
Proceeds from disposals (net of disposal costs)	106	134	158
(Loss)/profit on disposals from continuing operations	47	55	49
Profit on disposals from discontinued operations (note 3)		3	2
Total Group profit on disposals	47	58	51
Proceeds from disposals from continuing operations	106	134	158
Net cash inflow arising on disposal from continuing operations	106	134	158
Net cash inflow arising on disposal from discontinued operations (note 3)		3	2
Total Group net cash inflow arising on disposal	€ 106	€ 137	€ 160